Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Additional Expenditures and Expected Year of Payment

The additional expenditures as of December 31, 2013 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2014	$405,066	$37,834	$8,968	$(418)	$116,799	$568,249
2015	445,013	28,880	14,698	(369)	28,978	517,200
2016	413,079	26,730	14,870	(299)	19,421	473,801
2017	337,509	25,089	13,688	(14)	3,284	379,556
2018	214,099	20,899	13,287	(20)	1,732	249,997
2019 and thereafter	253,176	124,445	148,158	(210)	1,092	526,661

Total contractual commitments	$2,067,942	$263,877	$213,669	$(1,330)	$171,306	$2,715,464